Fair Values of Financial Instruments - Carrying Value and Estimated Fair Value of Financial Instruments (Detail) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Financial assets
Cash and due from banks	$ 12,592,130	$ 17,962,990
Interest bearing deposits with banks	8,079,742	1,532,420
Securities available-for-sale	444,746,454	505,046,377
Net loans	420,992,074	401,706,081
Financial liabilities
Deposits	755,462,961	720,821,564
Federal Home Loan Bank advances		30,005,541
Securities Sold under Agreement to Repurchase	107,965,505	142,497,938
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member]
Financial assets
Cash and due from banks	12,592,130	17,962,990
Interest bearing deposits with banks	8,079,742	1,532,420
Financial liabilities
Deposits	544,985,869	543,123,284
Federal Home Loan Bank advances		30,005,541
Securities Sold under Agreement to Repurchase	107,965,505	142,497,938
Significant Other Observable Inputs (Level 2) [Member]
Financial assets
Securities available-for-sale	444,746,454	501,972,150
Financial liabilities
Deposits	210,477,092	177,698,280
Significant Unobservable Inputs (Level 3) [Member]
Financial assets
Securities available-for-sale		3,074,227
Net loans	420,992,074	401,706,081
Carrying Value [Member]
Financial assets
Cash and due from banks	12,592,130	17,962,990
Interest bearing deposits with banks	8,079,742	1,532,420
Securities available-for-sale	444,746,454	505,046,377
Net loans	425,905,093	402,390,574
Financial liabilities
Deposits	756,221,510	720,685,499
Federal Home Loan Bank advances		30,000,000
Securities Sold under Agreement to Repurchase	$ 107,965,505	$ 142,497,938